BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share

	Year ended December 31,
	2022	2021	2020
Numerator - continuing operations:

Income (loss) from continuing operations attributable to Senstar shareholders	$4,029	$(2,191)	$266

Numerator - discontinued operations:

Net income (loss) from discontinued operations, less income (loss) attributed to redeemable non-controlling interests and non-controlling interests, including accretion of redeemable non-controlling interests to redemption value	$(198)	$8,607	$(64)

Denominator:

Denominator for basic net earnings per share weighted-average number of shares outstanding	23,308,001	23,208,589	23,154,422
Effect of diluting securities:
Employee stock options	1,975	-	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	23,309,976	23,208,589	23,154,422